Disclosure of detailed information about trade and other payables (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Trade payables	$ 229,422	$ 134,982
Accrued liabilities	83,559	10,000
Total trade and other current payables	$ 312,981	$ 144,982